Investments Accounted for Using the Equity Method - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
NEC Capital Solutions Limited [Member]
Investments Accounted for Using the Equity Method [Line Items]
Proportion of ownership interest	37.70%	37.70%